SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
22.	SEGMENT REPORTING

The Company has three reportable segments, namely e-commerce (Shopee), digital financial services (Monee) and digital entertainment (Garena). The CODM, comprising the Company’s senior management team, evaluates each segment’s financial performance by reviewing revenue, significant operating expenses, and segment operating income or loss. To allocate resources for each segment, the CODM evaluates these results, along with certain key operating metrics of each segment. This assessment is done regularly by monitoring each segment’s actual financial and operating performance against projections as part of the Company’s business planning and budgeting process. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

Description of Reportable Segments

E-commerce (Shopee) – Shopee’s platform is a mobile-centric, social-focused e-commerce marketplace with integrated payment, logistics and fulfillment infrastructure and comprehensive services offered to buyers and sellers. It provides users with a convenient, safe, and trusted shopping environment that is supported by integrated payment, logistics, fulfilment, and other value-added services. Products from manufacturers and third parties are also purchased and sold directly to buyers on the Shopee platform.

Digital Financial Services (Monee) – Monee offers consumer and SME credit, e-wallet, payment processing, banking, insurtech, and wealth services. Monee’s credit business primarily consists of consumer and SME loans, with Shopee buyers and sellers as key user groups, while also supporting a broader range of consumer spending scenarios beyond Shopee. Monee also provides the payment infrastructure and processes payments for transactions occurring on Shopee. Monee integrated the e-wallet services with Shopee platform across different markets, to promote efficient growth of Monee and to reduce payment friction for Shopee users. In addition, Monee have use cases of mobile payment services (which allow users to use multiple underlying payment sources such as their e-wallet, credit or debit card and bank account) outside of the Company’s platforms, including other online and offline merchants, along with a variety of third-party use cases.

Digital Entertainment (Garena) – Garena offers mobile and PC online games and develops mobile games for the global market. Garena also promotes eSports.

A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other services”.

Information about segments for the years ended December 31, 2023, 2024 and 2025 presented were as follows:

	Year ended December 31, 2023
	E-commerce (Shopee) $	Digital Financial Services (Monee) $	Digital Entertainment (Garena) $	Other Services(1) $	Total $

Revenue	9,000,848	1,759,422	2,172,009	131,281	13,063,560
Less(2)
Cost of revenue	(6,194,900)	(279,745)	(672,481)	–
Sales and marketing expenses	(2,510,693)	(116,445)	(104,721)	–
Provision for credit losses	–	(630,300)	–	–
Other operating expenses(3)	(845,725)	(242,723)	(216,936)	(188,009)
Operating segment (loss) income	(550,470)	490,209	1,177,871	(56,728)	1,060,882
Unallocated expenses(4)					(836,104)
Operating income					224,778
Non-operating income, net					207,616
Income tax expense					(262,680)
Share of results of equity investees					(7,032)
Net income					162,682

	Year ended December 31, 2024
	E-commerce (Shopee) $	Digital Financial Services (Monee) $	Digital Entertainment (Garena) $	Other Services(1) $	Total $

Revenue	12,415,231	2,367,739	1,910,589	126,307	16,819,866
Less(2)
Cost of revenue	(8,611,530)	(348,424)	(610,586)	–
Sales and marketing expenses	(2,966,084)	(298,386)	(117,556)	–
Provision for credit losses	–	(771,407)	–	–
Other operating expenses(3)	(977,048)	(292,020)	(203,626)	(170,210)
Operating segment (loss) income	(139,431)	657,502	978,821	(43,903)	1,452,989
Unallocated expenses(4)					(790,837)
Operating income					662,152
Non-operating income, net					116,631
Income tax expense					(321,168)
Share of results of equity investees					(9,788)
Net income					447,827

	Year ended December 31, 2025
	E-commerce (Shopee) $	Digital Financial Services (Monee) $	Digital Entertainment (Garena) $	Other Services(1) $	Total $

Revenue	16,564,605	3,791,641	2,408,765	173,458	22,938,469
Less(2)
Cost of revenue	(11,380,266)	(475,024)	(791,378)	–
Sales and marketing expenses	(3,546,753)	(614,228)	(174,104)	–
Provision for credit losses	–	(1,365,556)	–	–
Other operating expenses(3)	(1,056,534)	(364,151)	(259,212)	(263,995)
Operating segment income (loss)	581,052	972,682	1,184,071	(90,537)	2,647,268
Unallocated expenses(4)					(661,962)
Operating income					1,985,306
Non-operating income, net					295,553
Income tax expense					(651,081)
Share of results of equity investees					(18,884)
Net income					1,610,894

(1)	A combination of multiple business activities that do not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other Services”.
(2)	The significant expenses categories and amounts align with the segment-level information that is regularly provided to the CODM.
(3)
Other operating expenses for E-commerce and Digital Entertainment include general and administrative expenses, research and development expenses, and provision for credit losses net of other operating income. Other operating expenses for Digital Financial Services include general and administrative expenses, and research and development expenses net of other operating income.

(4)
Unallocated expenses are mainly related to share-based compensation, impairment of goodwill of prior acquisitions that are not under the Company’s reportable segments, and general and corporate administrative costs such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segment results as they are not reviewed by the CODM as part of segment performance.

Revenue from external customers is classified based on the geographical locations where the services were provided.

	Year ended December 31,
	2023 $	2024 $	2025 $

Revenue
Singapore	506,482	659,107	792,705
Southeast Asia excluding Singapore	8,673,045	11,114,896	14,379,011
Latin America	2,193,758	3,276,281	5,532,738
Rest of Asia	1,496,433	1,591,487	2,005,721
Rest of the world	193,842	178,095	228,294
Consolidated revenue	13,063,560	16,819,866	22,938,469

Long-lived assets consist of property and equipment, operating lease ROU assets and intangible assets.

	As of December 31,
	2024 $	2025 $

Long-lived assets
Singapore	684,454	583,607
Southeast Asia excluding Singapore	969,350	1,386,679
Latin America	152,472	421,607
Rest of Asia	225,954	230,060
Rest of the world	147,564	122,292
	2,179,794	2,744,245